UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number    811-21030
                                                 ------------------

                        ACP Continuum Return Fund II, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)
                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

2004 OVERVIEW            ACP CONTINUUM RETURN STRATEGY


STRATEGY OBJECTIVE

Ascendant Capital Partner's Continuum Return strategy employs low-volatility, non-directional, equity based strategies. The objective of these strategies is to generate absolute returns significantly in excess of the Treasury bill rate, over any 12 month period, while incurring annualized volatility of about 3%. The strategy seeks to limit drawdowns to 5%. The returns of these strategies are targeted to have little or no correlation with those of traditional financial instruments.

DECISION TO LIQUIDATE THE CONTINUUM RETURN FUND

On December 13, 2004, the Board of Directors of the Ascendant Capital Partner's Continuum Return Fund elected to liquidate the fund. Approximately 85% of the total fund assets were distributed to the investors in December 2004 and approximately 10% of the total fund assets were liquidated subsequent to December 31, 2004. The remaining amounts shall be distributed to investors upon the completion of audits for each of the underlying hedge funds.

If you have questions or would like to discuss anything mentioned here in more detail, please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP


1235 Westlakes Drive  Suite 130  Berwyn, PA 19312
                                          610-993-9999          www.acpfunds.com

          FOR QUALIFIED INVESTORS ONLY -- NOT FOR PUBLIC DISTRIBUTION

                        ACP CONTINUUM RETURN FUND II, LLC
                                (IN LIQUIDATION)

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004






                                TABLE OF CONTENTS


Report of Independent Registered Public Accounting Firm                        1
Statement of Assets, Liabilities and Members' Capital in Liquidation           2
Statement of Operations in Liquidation                                         3
Statements of Changes in Members' Capital in Liquidation                       4
Statement of Cash Flows in Liquidation                                         5
Financial Highlights in Liquidation                                            6
Notes to Financial Statements in Liquidation                                   7
Board of Directors (unaudited)                                                12
Fund Management (unaudited)                                                   13
Other Information (unaudited)                                                 14

[GRAPHIC OMITTED]                                         Deloitte & Touche LLP
DELOITTE                                                  1700 Market Street
                                                          Philadelphia, PA 19103
                                                          USA

                                                          Tel: 215-246-2300
                                                          Fax: 215-569-2441


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of ACP Continuum Return Fund II, LLC (In Liquidation):

We have audited the accompanying statement of assets, liabilities and members' capital in liquidation of ACP Continuum Return Fund II, LLC (In Liquidation) (the "Fund"), as of December 31, 2004, and the related statement of operations in liquidation, statements of changes in members' capital in liquidation, statement of cash flows in liquidation, and financial highlights in liquidation for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in members' capital for the year ended December 31, 2003 and the financial highlights for the periods ended December 31, 2003 and December 31, 2002 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Board of Directors approved the formal liquidation of the Fund effective December 31, 2004.


/s/ DELOITTE & TOUCHE LLP

February 22, 2005

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL IN LIQUIDATION
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                               -----------------
ASSETS
Cash and cash equivalents                                          $  21,327
Receivable from management reimbursement                             153,762
Receivable for redemption of Underlying Funds                        240,324
                                                                   ---------

        TOTAL ASSETS                                                 415,413
                                                                   ---------

LIABILITIES

Distribution payable                                                 255,525
Accounting and administration fee payable                             71,250
Management fee payable                                                14,431
Investor servicing fee payable                                        12,000
Custody fee payable                                                    8,333
Shareholder servicing fee payable                                      1,816
Other accrued expenses                                                52,058
                                                                   ---------

          TOTAL LIABILITIES                                          415,413
                                                                   ---------

MEMBERS' CAPITAL                                                   $      --
                                                                   =========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS IN LIQUIDATION
--------------------------------------------------------------------------------
                                                                     FOR THE
                                                                   YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------

INVESTMENT INCOME:
      Interest                                                        $3,277
                                                                      -------

      TOTAL INVESTMENT INCOME                                           3,277
                                                                      -------


OPERATING EXPENSES:
      Management fees                                                  14,431
      Accounting and administration fees                               90,000
      Professional fees                                                63,223
      Board of Directors fees                                           3,893
      Investor servicing fees                                          16,500
      Custody fees                                                     10,826
      Other expenses
                                                                        1,591
                                                                      -------

      TOTAL OPERATING EXPENSES                                        200,464
                                                                      -------

      Reimbursement from Investment Manager                          (183,642)
                                                                      -------

      NET OPERATING EXPENSES                                           16,822
                                                                      -------

      NET INVESTMENT LOSS                                             (13,545)
                                                                      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS
       Net realized gain from investments                             153,278
       Net decrease in unrealized appreciation on investments        (117,493)
                                                                      -------

       NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            35,785
                                                                      -------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                $22,240
                                                                      =======

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                       FOR THE                   FOR THE
                                                                      YEAR ENDED                YEAR ENDED
                                                                  DECEMBER 31, 2004         DECEMBER 31, 2003
                                                                  -----------------         -----------------

Members' Capital at beginning of year                                $ 1,371,419               $1,260,932

         Capital contributions                                           260,070                   25,000

         Capital withdrawals                                          (1,653,729)                      --

         Net investment loss                                             (13,545)                 (14,673)

         Net realized gain from investments in Underlying Funds          153,278                   10,308

         Net (decrease) increase in unrealized appreciation
            on investments in Underlying Funds                          (117,493)                  89,852
                                                                     -----------               ----------
Members' Capital at end of year                                      $        --               $1,371,419
                                                                     ===========               ==========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS IN LIQUIDATION
--------------------------------------------------------------------------------

                                                                                           FOR THE
                                                                                          YEAR ENDED
                                                                                      DECEMBER 31, 2004
                                                                                      -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                                   $    22,240
       Adjustments to reconcile increase in Members' Capital from investment operations to net cash provided by operating activities:
            Proceeds from redemption of Underlying Funds                                    1,404,519
            Net realized gain on redemption of Underlying Funds                              (154,519)
            Net appreciation on investments in Underlying Funds                               117,493
            Increase in receivable from management reimbursement                             (153,762)
            Increase in receivable for redemption of Underlying Funds                        (236,360)
            Increase in distributions payable                                                 255,525
            Increase in management fee payable                                                 14,431
            Increase in shareholder servicing fee payable                                       1,816
            Decrease in Board of Directors fee payable                                         (9,375)
            Increase in other accrued expenses                                                 95,016
                                                                                          -----------
       Net cash provided by operating activities                                            1,357,024
                                                                                          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                  260,070
       Capital withdrawals                                                                 (1,653,729)
                                                                                          -----------
       Net cash used in financing activities                                               (1,393,659)
                                                                                          -----------

Net decrease in cash and cash equivalents                                                     (36,635)
Cash and cash equivalents at beginning of year                                                 57,962
                                                                                          -----------
Cash and cash equivalents at end of year                                                  $    21,327
                                                                                          ===========

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

FINANCIAL HIGHLIGHTS IN LIQUIDATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                         For the Period
                                                         For the Year         For the Year            from April 1, 2002
                                                             Ended                Ended          (Commencement of Operations)
                                                       December 31, 2004    December 31, 2003        to December 31, 2002
                                                       -----------------    -----------------    ----------------------------
     Per Unit Operating Performance:

     Net asset value, beginning of period                   $10.76                $10.08                    $10.00

           Income from investment operations:
                Net investment loss                          (0.10)*               (0.12)                    (0.14)
                Net realized and unrealized gain on
                    investment transaction                    0.61                  0.80                      0.22
                                                            ------                ------                    ------
                Total from investment operations              0.51                  0.68                      0.08
                                                            ------                ------                    ------
                Liquidation distribution                    (11.27)                   --                        --
                                                            ------                ------                    ------
      Net asset value, end of period                       $    --                $10.76                    $10.08
                                                            ======                ======                    ======

           *Calculated using average units outstanding during the year.

     Ratios and Supplemental Data:

The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                           For the Period
                                                         For the Year         For the Year            from April 1, 2002
                                                             Ended                Ended          (Commencement of Operations)
                                                       December 31, 2004    December 31, 2003        to December 31, 2002
                                                       -----------------    -----------------    ----------------------------
         Net investment loss                                (0.92)%                (1.12)%                   (1.85)%

         Gross expenses (before waivers
             & reimbursements)                               13.60%                15.55%                    23.31%
         Expenses waived / reimbursed                        12.45%                14.40%                    21.45%
         Net expenses (after waivers & reimbursements)        1.15%                 1.15%                     1.86%

         Total return (not annualized)                        4.74%                 6.76%                     0.83%

An individual Member's ratios and return may vary from the above based on the timing of capital contributions.


     Portfolio Turnover                                          0%                   14%                        0%

     Members' Capital at end of period (000s)               $   --                $1,371                    $1,261

                See Notes to Financial Statements in Liquidation

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     ACP Investments, LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

     Effective December 13, 2004, the Board of Directors approved the formal liquidation of the Fund, effective December 31, 2004. As a result, the Fund changed its basis of accounting from the going concern basis to a liquidation basis.


2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     A.  INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

         The Fund will value  interests in the  Underlying  Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.  INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

         under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B.  INVESTMENT INCOME

         Interest income is recorded on the accrual basis.

     C.  NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, (as defined in Note 3), unless the calculation of the net asset value has been suspended.

     D.  FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $183,642.

     E.  INCOME TAXES

         The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     F.  CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2004, the Fund held $21,327 in an interest bearing cash account at PNC Bank.

     G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G.  USE OF ESTIMATES (CONTINUED)

         financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (define below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve- month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $5,445 for year ended December 31, 2004.

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and $250 for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. For the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the fiscal period ended 2002, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

     There were no purchases of Underlying Funds for the year ended December 31, 2004. Total proceeds from sales of Underlying Funds for the year ended December 31, 2004, amounted to $1,404,519. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2004.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

8.   CAPITAL STOCK TRANSACTIONS

     Transactions in Units for year ended December 31, 2004 were as follows:

              Number of Units issued                               24,036
              Number of Units redeemed                           (151,442)
                                                                 --------
              Net decrease in Units outstanding                  (127,406)
              Units outstanding, beginning of year                127,406
                                                                 --------
              Units outstanding, end of year                           --
                                                                 ========

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   GUARANTEES

     The normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  CHANGE IN AUDITORS

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Fund's fiscal year ended December 31, 2003, neither the Fund, nor anyone on the Fund's behalf, has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

 The identity of the Directors and brief biographical information is set forth below. An asterisk indicates each Director who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request


    NAME, AGE, ADDRESS AND        LENGTH OF TIME       PRINCIPAL OCCUPATION                   OTHER DIRECTORSHIPS HELD
      POSITION WITH FUND              SERVED           DURING PAST FIVE YEARS                        BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Mr. John Connors                  Since inception      Portfolio  Manager,            ACP Strategic Opportunities Fund II,
Age: 61                                                Guyasuta Investment            LLC, Berwyn, PA; Westlakes
Radnor Corporate Center                                Advisors;  previously,         Institutional Portfolios, Berwyn, PA; and
100  Matsonford  Road                                  Portfolio Manager,             ACP Funds Trust, Berwyn, PA
Building 5, Suite 520                                  Delaware Investments
Radnor, PA 19087
Director

Mr. John Van Roden                Since 2003           Senior Vice President and      ACP Strategic Opportunities Fund II,
Age: 55                                                Chief Financial Officer        LLC, Berwyn, PA; and ACP Funds Trust,
436 Colebrook Lane                                     Glatfelter, 2003-present.      Berwyn, PA
Bryn Mawr, PA 19010                                    Senior Vice President and
Director                                               Chief Financial Officer
                                                       Conectiv 1998-2003

Robert Andres                     Since 2004           Chairman and President of      ACP Continuum Return Fund II, LLC,
Age: 65                                                Andres Capital Management      Berwyn, PA; and ACP Funds Trust, Berwyn,
Andres Capital Management                                                             PA
11 Twin Creek Lane
Berwyn, PA 19312
Director

ACP CONTINUUM RETURN FUND II, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.


     NAME, AGE AND POSITION WITH FUND       LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Gary Shugrue                                Since inception            Chief Investment Officer of ACP Investments, LP;
Age: 50                                                                previously, General Partner of Argos Advisors
President and Chief Investment Officer

Paul Knollmeyer                             Since December 2004        Chief Operating and Financial Officer of ACP
Age: 39                                                                Investments, LP; previously Executive Vice
Managing Member, Chief Operating and                                   President and Chief Financial Officer for The
Financial Officer                                                      Griffin Group

Gus Catsavis                                Since December 2004        Chief Risk Officer of ACP Investments, LP;
Age: 43                                                                previously President and Chief Investment
Managing Member, Chief Risk                                            Officer, Focus Capital Management; and President,
Officer                                                                Asset Consulting Group

Tim Holmes                                  Since December 2004        Head of Business Development of ACP Investments,
Age: 43                                                                LP; previously Managing Director, Baystar
Managing Member, Head of Business                                      Capital; and Regional Marketing
Development                                                            Director/Institutional Sales Director, John A.
                                                                       Levin & Co.

Stephanie Strid Davis                       Since inception            Director, Client Services and Administration of
Age: 34                                                                ACP Investments, LP; previously Institutional
Director, Client Services and                                          Equity Sales, Credit Suisse First Boston
Administration

Trevor Williams                             Since inception            Director, Due Diligence of ACP Investments, LP;
Age: 35                                                                previously Due Diligence Senior Associate,
Director, Due Diligence                                                Hamilton Lane

ACP CONTINUUM RETURN FUND II, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect to 1-302-791-2595 or writing: ACP Continuum Return Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Directors of the ACP Continuum Return Fund II, LLC has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert,"the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Company and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2004 and $30,000 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2004 and $5,000 for 2003.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1)    Disclose  the  audit   committee's   pre-approval   policies  and
               procedures  described  in  paragraph   (c)(7)  of  Rule  2-01  of
               Regulation S-X.

                        ACP CONTINUUM RETURN FUND II, LLC

                             AUDIT COMMITTEE CHARTER

                    Pursuant  to Article III of the  Limited  Liability  Company
               Operating Agreement of ACP Continuum Return Fund II, LLC (the "Company"), the Board of Directors (the "Board") of the Company hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Company. The Board further adopt the following as the governing principles of the Committee.

               Membership.
               ----------

                    The  Committee   shall  consist  of  all  of  the  Company's
               Directors that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Director shall serve on the Committee if he or she has accepted any compensation from the Company, its adviser, any affiliated person of the Company, or any affiliated person of such a person, OTHER THAN in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

               Principal Responsibilities.
               --------------------------

                    The principal responsibilities of the Committee shall
               include:

               o Recommending which firm to engage as the Company's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

               o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

               o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Company, and all services that the independent auditor provides to the Company's investment adviser(s) and advisory affiliates (whether or not directly related to the Company's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services,1 shall not require pre-approval.

               o Serving as a channel of communication between the independent auditor and the Board.

               o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Company that are material to the Company as a whole, if any, and management's responses to any such reports.

               o Reviewing any significant disputes between the Company's management and the independent auditor that arose in connection with the preparation of the Company's audited financial statements and any unusual circumstances reflected in those financial statements.

               o Considering, in consultation with the independent auditors and the Company's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Company's internal financial controls.

               o Reviewing, in consultation with the Company's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Company's financial statements.

               o Reviewing the procedures employed by the Company in preparing published financial statements and related management commentaries.

               Recommendation of Independent Auditors.
               --------------------------------------

                    In connection with the selection of the Company's
               independent auditors, the Committee shall consider the auditors':
               (a) basic approach and techniques; (b) knowledge and experience

------------------------------
1 A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Company, its investment adviser, and advisory affiliates that provide ongoing services to the Company for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Company did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

               in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence;
               (d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Company's internal control system, the basis for determining its fees, and management's attitude toward the firm.

               Review by Committee.
               -------------------

                    The Committee shall periodically review all procedures
               adopted by the Company relating to the Company's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Company's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Company.


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) 100%

                           (d) Not applicable.

     (f) There was no percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $115,912 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                           ASCENDANT CAPITAL PARTNERS
                        ACP CONTINUUM RETURN FUND II, LLC
                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                                 ACP FUNDS TRUST

                       Proxy Voting Policy and Procedures

Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

Duties with Respect to Proxies:

     Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

     Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

     Nonetheless, where client holdings are voting securities and a meeting of securityholders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

     Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

     Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

     To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

     Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

     Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

                  Gary E. Shugrue
                  c/o Ascendant Capital Partners LLC
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA 19312

Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted: This 12th day of May, 2004


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  ACP Continuum Return Fund II, LLC
            -------------------------------------------------------------------


By (Signature and Title)*     /s/ Gary E. Shugrue
                         ------------------------------------------------------
                              Gary E. Shugrue, President and Chief Investment
                              Officer
                              (principal executive officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Gary E. Shugrue
                         ------------------------------------------------------
                              Gary E. Shugrue, President and Chief Investment
                              Officer
                              (principal executive officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------


By (Signature and Title)*     /s/ Paul R. Knollmeyer
                         ------------------------------------------------------
                              Paul R. Knollmeyer, Chief Financial Officer
                              (principal financial officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.